Document and Entity Information	Nov. 07, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001531978
Document Type	8-K
Document Period End Date	Nov. 07, 2023
Entity Registrant Name	Paragon 28, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40902
Entity Tax Identification Number	27-3170186
Entity Address, Address Line One	14445 Grasslands Drive
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	(720)
Local Phone Number	912-1332
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	FNA
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false